Share-based compensation (Tables)	9 Months Ended
Sep. 30, 2023
Stock appreciation rights
Share-based compensation
Schedule of changes in the Stocks

Changes in the SARs for the nine months ended September 30, 2023 are set forth below in full numbers:

		Weighted average
	No. of SARs	exercise price
Balance as of January 1, 2023	528,844	$4.74
SARs exercised during the nine months ended September 30, 2023	(335,635)	$(5.18)
Balance as of September 30, 2023 (none of which are exercisable or convertible)	193,209	$4.71

Schedule of cost related to non-vested awards expected to be recognized

The total cost related to non-vested SAR awards expected to be recognized through 2024 is set forth below in thousands of U.S. Dollars:

Period	TOTAL
2023(1)	$85
2024	57
$142

(1) Three-month period ending December 31, 2023

Restricted stock units
Share-based compensation
Schedule of changes in the Stocks

Changes in the RSUs for the nine months ended September 30, 2023 are set forth below:

		Weighted average
		fair value at grant
	No. of RSUs	date
Balance as of January 1, 2023	908,209	$5.31
RSUs granted during the nine months ended September 30, 2023	182,153	$18.05
RSUs vested during the nine months ended September 30, 2023	(405,617)	$(5.71)
Balance as of September 30, 2023 (none of which are vested)	684,745	$8.46

Schedule of cost related to non-vested awards expected to be recognized

The total cost related to non-vested RSU awards expected to be recognized through 2026 is set forth below in thousands of U.S. Dollars:

Period	TOTAL
2023(1)	$731
2024	2,349
2025	1,353
2026	150
$4,583
(1)	Three-month period ending December 31, 2023